UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)1
Consumer Discretionary (18.0%)
*	Amazon.com Inc.	394,339	670,297
	Home Depot Inc.	1,599,902	312,141
*	Netflix Inc.	472,772	185,057
*	Booking Holdings Inc.	79,804	161,770
	McDonald's Corp.	975,558	152,860
	TJX Cos. Inc.	1,543,690	146,928
	NIKE Inc. Class B	1,435,520	114,382
*	O'Reilly Automotive Inc.	385,513	105,465
	Marriott International Inc. Class A	710,207	89,912
*,^ Tesla Inc.		236,124	80,979
	Kering SA	122,755	69,148
	Las Vegas Sands Corp.	898,094	68,579
	Domino's Pizza Inc.	239,084	67,462
	Dollar General Corp.	525,737	51,838
	Yum! Brands Inc.	578,412	45,243
	Ross Stores Inc.	485,733	41,166
*	Charter Communications Inc. Class A	132,359	38,809
*	Dollar Tree Inc.	338,540	28,776
*	ServiceMaster Global Holdings Inc.	447,054	26,586
*	LKQ Corp.	820,482	26,173
	Aramark	651,844	24,183
	Advance Auto Parts Inc.	120,051	16,291
*	Burlington Stores Inc.	104,676	15,757
	Walt Disney Co.	141,316	14,811
*	Bright Horizons Family Solutions Inc.	141,301	14,486
	Hilton Worldwide Holdings Inc.	179,096	14,177
	Texas Roadhouse Inc. Class A	215,794	14,137
^	Sirius XM Holdings Inc.	2,069,970	14,014
*	Live Nation Entertainment Inc.	265,246	12,883
*	Michael Kors Holdings Ltd.	187,518	12,489
*,^ Carvana Co. Class A		292,140	12,153
	Lear Corp.	62,354	11,586
*	NVR Inc.	3,750	11,139
	MGM Resorts International	342,809	9,952
*	Liberty Media Corp-Liberty SiriusXM Class A	176,427	7,948
	PulteGroup Inc.	212,987	6,123
	Hyatt Hotels Corp. Class A	54,808	4,229
*	Norwegian Cruise Line Holdings Ltd.	77,470	3,661
	Tractor Supply Co.	40,747	3,117
	Starbucks Corp.	49,382	2,412
	Gentex Corp.	98,262	2,262
*	Michaels Cos. Inc.	86,409	1,657
	Polaris Industries Inc.	13,540	1,654
	Lowe's Cos. Inc.	11,697	1,118
	Wynn Resorts Ltd.	4,735	792
	Royal Caribbean Cruises Ltd.	5,786	599
			2,717,201

Consumer Staples (1.7%)
Costco Wholesale Corp.	515,020	107,629
Estee Lauder Cos. Inc. Class A	511,703	73,015
* Monster Beverage Corp.	652,576	37,392
Lamb Weston Holdings Inc.	197,859	13,555
Brown-Forman Corp. Class B	179,121	8,779
* Herbalife Nutrition Ltd.	129,127	6,937
* US Foods Holding Corp.	123,617	4,675
PepsiCo Inc.	12,351	1,345
		253,327
Energy (3.5%)
Schlumberger Ltd.	1,445,546	96,895
Chevron Corp.	670,126	84,724
Pioneer Natural Resources Co.	418,245	79,149
BP plc ADR	1,722,013	78,627
National Oilwell Varco Inc.	901,022	39,104
Baker Hughes a GE Co.	1,062,997	35,111
* Carrizo Oil & Gas Inc.	861,518	23,993
* Apergy Corp.	485,505	20,270
Anadarko Petroleum Corp.	237,097	17,367
ConocoPhillips	197,650	13,760
* Continental Resources Inc.	182,832	11,840
* Concho Resources Inc.	84,842	11,738
HollyFrontier Corp.	159,104	10,888
EOG Resources Inc.	46,885	5,834
Occidental Petroleum Corp.	41,668	3,487
		532,787
Financials (6.7%)
American Express Co.	1,008,039	98,788
S&P Global Inc.	399,823	81,520
JPMorgan Chase & Co.	755,935	78,768
Intercontinental Exchange Inc.	1,044,646	76,834
TD Ameritrade Holding Corp.	1,401,306	76,749
Bank of America Corp.	2,046,180	57,682
Morgan Stanley	1,163,486	55,149
Goldman Sachs Group Inc.	202,129	44,584
Citigroup Inc.	620,638	41,533
FactSet Research Systems Inc.	206,870	40,981
Raymond James Financial Inc.	409,482	36,587
Nasdaq Inc.	390,727	35,662
* Berkshire Hathaway Inc. Class B	178,732	33,360
* E*TRADE Financial Corp.	497,426	30,422
LPL Financial Holdings Inc.	420,217	27,541
Aon plc	194,677	26,704
Webster Financial Corp.	407,431	25,953
Willis Towers Watson plc	143,624	21,773
Evercore Inc. Class A	202,140	21,316
Moody's Corp.	116,280	19,833
BlackRock Inc.	39,477	19,701
T. Rowe Price Group Inc.	135,504	15,731
Progressive Corp.	229,181	13,556
Ameriprise Financial Inc.	75,903	10,617
Comerica Inc.	88,375	8,035
Charles Schwab Corp.	153,360	7,837
Virtu Financial Inc. Class A	173,289	4,601
Brown & Brown Inc.	145,079	4,023

	MSCI Inc. Class A	4,303	712
			1,016,552
Health Care (11.3%)
	Bristol-Myers Squibb Co.	2,337,674	129,367
*	Edwards Lifesciences Corp.	806,681	117,429
*	BioMarin Pharmaceutical Inc.	1,025,788	96,629
	Aetna Inc.	525,100	96,356
	Anthem Inc.	400,256	95,273
	Danaher Corp.	864,112	85,271
	Thermo Fisher Scientific Inc.	407,375	84,384
*	Illumina Inc.	299,436	83,630
	Gilead Sciences Inc.	918,836	65,090
	Zoetis Inc.	731,358	62,304
*	ICON plc	452,949	60,029
*	Vertex Pharmaceuticals Inc.	320,821	54,527
	UnitedHealth Group Inc.	204,995	50,294
	Baxter International Inc.	652,597	48,188
	Amgen Inc.	233,689	43,137
	Cooper Cos. Inc.	182,286	42,919
*	Alexion Pharmaceuticals Inc.	304,112	37,756
*	Align Technology Inc.	108,263	37,041
*	Centene Corp.	298,900	36,827
	AbbVie Inc.	384,894	35,660
	STERIS plc	239,635	25,164
*	QIAGEN NV	613,176	22,172
*	Waters Corp.	111,258	21,538
*	Intuitive Surgical Inc.	43,034	20,591
	Humana Inc.	63,157	18,797
*	ABIOMED Inc.	44,850	18,346
*	Neurocrine Biosciences Inc.	186,323	18,304
	Cigna Corp.	106,895	18,167
*	Insulet Corp.	209,084	17,919
*	Celgene Corp.	221,582	17,598
	Teleflex Inc.	65,069	17,452
*	Exact Sciences Corp.	280,425	16,767
*	Nektar Therapeutics Class A	331,640	16,194
*	Incyte Corp.	215,892	14,465
*	Varian Medical Systems Inc.	110,260	12,539
*,^ TESARO Inc.		268,008	11,918
*	IQVIA Holdings Inc.	116,082	11,587
*	Nevro Corp.	141,589	11,306
	Eli Lilly & Co.	126,185	10,767
*	Alkermes plc	203,870	8,391
*	Merit Medical Systems Inc.	148,407	7,598
*	Mettler-Toledo International Inc.	9,413	5,447
*	Veeva Systems Inc. Class A	67,132	5,160
*	Exelixis Inc.	228,691	4,921
*	Ionis Pharmaceuticals Inc.	44,642	1,860
			1,717,079
Industrials (8.5%)
	Caterpillar Inc.	1,212,289	164,471
	Boeing Co.	433,460	145,430
	Raytheon Co.	540,460	104,406
*	IHS Markit Ltd.	1,323,068	68,257
	Roper Technologies Inc.	245,644	67,776
	Rockwell Automation Inc.	378,054	62,844

Fortive Corp.	787,620	60,733
Emerson Electric Co.	743,458	51,403
Cintas Corp.	273,954	50,701
Dover Corp.	587,712	43,021
Waste Connections Inc.	566,778	42,667
Parker-Hannifin Corp.	266,831	41,586
* HD Supply Holdings Inc.	840,634	36,055
KAR Auction Services Inc.	626,353	34,324
Experian plc	1,265,018	31,207
Union Pacific Corp.	206,763	29,294
Hexcel Corp.	358,172	23,775
Lockheed Martin Corp.	79,816	23,580
AO Smith Corp.	371,258	21,960
* JetBlue Airways Corp.	978,885	18,579
BWX Technologies Inc.	292,451	18,226
Knight-Swift Transportation Holdings Inc.	396,842	15,163
* Beacon Roofing Supply Inc.	337,398	14,380
* Copart Inc.	235,881	13,341
Spirit AeroSystems Holdings Inc. Class A	153,438	13,182
Harris Corp.	87,822	12,694
Expeditors International of Washington Inc.	168,015	12,282
Old Dominion Freight Line Inc.	82,401	12,274
Allison Transmission Holdings Inc.	293,487	11,883
Graco Inc.	183,355	8,291
* United Rentals Inc.	53,957	7,965
* XPO Logistics Inc.	72,758	7,289
Robert Half International Inc.	100,457	6,540
IDEX Corp.	28,443	3,882
* Teledyne Technologies Inc.	11,597	2,308
TransUnion	24,692	1,769
United Parcel Service Inc. Class B	13,410	1,425
CH Robinson Worldwide Inc.	7,672	642
		1,285,605
Information Technology (43.2%)
Microsoft Corp.	6,928,620	683,231
Apple Inc.	2,987,073	552,937
* Alphabet Inc. Class C	463,251	516,826
* Facebook Inc. Class A	2,560,826	497,620
Visa Inc. Class A	2,484,356	329,053
Mastercard Inc. Class A	1,458,555	286,635
* Adobe Systems Inc.	990,531	241,501
* salesforce.com Inc.	1,674,153	228,355
* Alibaba Group Holding Ltd. ADR	1,060,298	196,717
* PayPal Holdings Inc.	2,170,237	180,716
* Alphabet Inc. Class A	123,354	139,290
Global Payments Inc.	1,238,487	138,079
Tencent Holdings Ltd.	2,614,073	131,267
* Workday Inc. Class A	978,405	118,504
* Worldpay Inc. Class A	1,417,932	115,959
NVIDIA Corp.	441,887	104,683
SS&C Technologies Holdings Inc.	1,912,719	99,270
Intuit Inc.	467,936	95,602
Texas Instruments Inc.	864,484	95,309
* Electronic Arts Inc.	668,129	94,220
* VeriSign Inc.	617,861	84,906
* Red Hat Inc.	588,629	79,094
Activision Blizzard Inc.	994,988	75,938

*	Gartner Inc.	494,644	65,738
*	ServiceNow Inc.	372,258	64,203
	Cisco Systems Inc.	1,471,267	63,309
	Broadcom Inc.	244,094	59,227
*	Fiserv Inc.	763,446	56,564
*	Splunk Inc.	549,367	54,448
	NetApp Inc.	614,797	48,280
	Oracle Corp.	1,045,955	46,085
*	Autodesk Inc.	335,572	43,990
	Analog Devices Inc.	451,710	43,328
	Maxim Integrated Products Inc.	737,438	43,258
*	WEX Inc.	223,860	42,641
*	Qorvo Inc.	495,786	39,747
	DXC Technology Co.	491,156	39,592
*	eBay Inc.	963,597	34,940
*	Palo Alto Networks Inc.	168,341	34,589
*	InterXion Holding NV	535,826	33,446
*	Yandex NV Class A	923,689	33,160
	Marvell Technology Group Ltd.	1,474,495	31,613
	Teradyne Inc.	824,382	31,384
	Accenture plc Class A	179,049	29,291
*	Semtech Corp.	607,514	28,584
	KLA-Tencor Corp.	273,778	28,070
*	Check Point Software Technologies Ltd.	259,644	25,362
	Amphenol Corp. Class A	282,494	24,619
*	Atlassian Corp. plc Class A	383,773	23,994
*	Guidewire Software Inc.	261,008	23,172
	Monolithic Power Systems Inc.	172,684	23,083
	QUALCOMM Inc.	404,570	22,704
*	Integrated Device Technology Inc.	685,552	21,855
	CDK Global Inc.	333,767	21,712
*	Fortinet Inc.	347,194	21,675
	Jack Henry & Associates Inc.	150,357	19,601
*	Micron Technology Inc.	346,285	18,159
	Lam Research Corp.	104,221	18,015
*	Square Inc.	280,119	17,267
*,^ Advanced Micro Devices Inc.		1,077,274	16,148
*	Dell Technologies Inc. Class V	184,366	15,594
*	VMware Inc. Class A	99,504	14,624
	Broadridge Financial Solutions Inc.	125,345	14,427
	CDW Corp.	175,348	14,166
*	Twitter Inc.	312,319	13,639
	Total System Services Inc.	158,481	13,395
*,^ MACOM Technology Solutions Holdings Inc.		572,741	13,196
*	ON Semiconductor Corp.	555,304	12,347
*	Conduent Inc.	662,617	12,040
*,^ Match Group Inc.		277,295	10,742
*	Citrix Systems Inc.	101,620	10,654
	Universal Display Corp.	103,560	8,906
*	Arista Networks Inc.	25,290	6,512
*	Cadence Design Systems Inc.	93,862	4,065
*	F5 Networks Inc.	14,725	2,539
*	Flex Ltd.	102,277	1,443
			6,546,854
Materials (2.2%)
	Rio Tinto plc ADR	1,925,191	106,810
	FMC Corp.	510,668	45,557

	Ball Corp.			860,468	30,590
	Sherwin-Williams Co.			61,877	25,219
	Vulcan Materials Co.			187,722	24,227
	Martin Marietta Materials Inc.			104,424	23,321
*	Allegheny Technologies Inc.			777,522	19,531
	Eagle Materials Inc.			168,034	17,638
	CF Industries Holdings Inc.			312,986	13,897
	Freeport-McMoRan Inc.			738,810	12,752
*	Alcoa Corp.			242,239	11,356
*	Berry Global Group Inc.			59,789	2,747
	Steel Dynamics Inc.			17,499	804
					334,449
Other (1.0%)
2	Vanguard Growth ETF			974,900	146,050

Real Estate (1.0%)
	American Tower Corp.			505,209	72,836
*	SBA Communications Corp. Class A			227,180	37,512
	Prologis Inc.			207,563	13,635
	CubeSmart			393,397	12,675
*	CBRE Group Inc. Class A			209,748	10,013
	SL Green Realty Corp.			32,725	3,290
					149,961
Telecommunication Services (0.0%)
*	Zayo Group Holdings Inc.			75,767	2,764

Utilities (0.0%)
	NRG Energy Inc.			160,574	4,930

Total Common Stocks (Cost $9,351,895)					14,707,559
		Coupon
Temporary Cash Investments (3.1%)1
Money Market Fund (2.5%)
3,4 Vanguard Market Liquidity Fund		2.122%		3,798,503	379,889
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.5%)
	Bank of America Securities, LLC (Dated
	6/29/18, Repurchase Value $74,713,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 3.000%, 3/1/30, Federal
	National Mortgage Assn. 2.891%-3.500%,
	4/1/47-5/1/47, with a value of $76,194,000)	2.090%	7/2/18	74,700	74,700

U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.693%	7/12/18	3,300	3,298
5	United States Treasury Bill	1.941%	9/27/18	1,400	1,394
5	United States Treasury Bill	2.034%-2.078%	11/15/18	5,500	5,458
5	United States Treasury Bill	2.093%	12/20/18	5,000	4,952
					15,102
Total Temporary Cash Investments (Cost $469,647)					469,691

Total Investments (100.2%) (Cost $9,821,542)	15,177,250
Other Assets and Liabilities-Net (-0.2%)4	(28,160)
Net Assets (100%)	15,149,090

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,914,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $55,106,000 of collateral received for securities on loan.
5 Securities with a value of $9,784,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	1,607	218,681	(4,853)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Morgan Growth Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,475,937	231,622	—
Temporary Cash Investments	379,889	89,802	—
Futures Contracts—Assets[1]	169	—	—
Total	14,855,995	321,424	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Morgan Growth Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At June 30, 2018, the cost of investment securities for tax purposes was $9,821,542,000. Net unrealized appreciation of investment securities for tax purposes was $5,355,708,000, consisting of unrealized gains of $5,489,199,000 on securities that had risen in value since their purchase and $133,491,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Net Change in				June 30,
	2017		from	Realized	Net		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss) App.	(Dep. Income)		Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	129,418	—	—	—	16,632	1,222	—	146,050
Vanguard Market
Liquidity Fund	388,722	NA1	NA1	(54)	16	3,087	—	379,889
Total	518,140			(54)	16,648	4,309	—	525,939

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications
VANGUARD MORGAN GROWTH FUND
/s/ MORTIMER J. BUCKLEY*
By:	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER
Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND
/s/ MORTIMER J. BUCKLEY*
By:	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

VANGUARD MORGAN GROWTH FUND
/s/ THOMAS J. HIGGINS*
By:	THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: August 20, 2018

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.